Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2012	16,350,045	$ 0.72
Forfeited	(441,200)	$ 0.83
Options Outstanding at January 31, 2013	15,908,845	$ 0.71	$ 185,000
Options Exercisable at January 31, 2013	15,848,845	$ 0.71	$ 175,000

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	870,466	$0.66
Expired	(870,466)	$0.66
Options Outstanding and Exercisable at October 31, 2011 and 2012	-0-	$-0-	$-0-
	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	18,112,045	$0.80
Expired	(60,000)	$0.59
Exercised	(500,000)	$0.25
Options Outstanding and Exercisable at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.072
Forfeited	(195,000)
Cancelled	(1,067,000)	$0.86
Options Outstanding at October 31, 2012	16, 350,045	$0.715	$ 222,000
Options Exercisable at October 31, 2012	16,290,045	$0.718	$ 211,000
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	1,035,000	$ 0.21
Granted	5,135,000	$0.25
Exercised	(5,120,000)	$0.23
Options Outstanding at October 31, 2011	1,050,000	$ 0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.248	$ 109,730
Options Exercisable at October 31, 2012	1,928,750	$0.261	$ 73,346

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.072- $0.37	2,070,000	3.97	$0.154	2,010,000	3.95	$0.161
$0.43 - $0.70	5,445,970	2.92	$0.60	5,445,970	2.92	$0.60
$0.74 - $0.92	6,529,075	3.60	$0.85	6,529,075	3.60	$0.85
$1.04 - $1.46	2,305,000	3.17	$1.10	2,305,000	3.17	$1.10
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.12 - $0.37	2,820,000	6.82	$0.248	1,928,750	5.57	$0.261
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.2175 - $0.2225	41,500,000	9.89	$0.2178	1,055,575	9.89	$0.2199